Subsequent events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent events	Subsequent events
The Company has evaluated the impact of subsequent events on these financial statements through the date of financial statement issuance and noted no subsequent events requiring financial statement recognition or disclosure.